Investment Risks	Mar. 30, 2026
Infrastructure Capital Equity Income ETF | Dividend-Paying Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend-Paying Investments Risk. The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest without consideration of a company’s track record of paying dividends. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Infrastructure Capital Equity Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Infrastructure Capital Equity Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.

Infrastructure Capital Equity Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Infrastructure Capital Equity Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Equity Income ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Equity Income ETF | ETF Risks, Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Equity Income ETF | ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Infrastructure Capital Equity Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure may result in greater volatility of the Fund's NAV per share. If the Adviser is incorrect about their expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. The Fund may enter into total return swaps, among other instruments, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset. Such swap arrangements are over-the counter (“OTC”) derivatives that may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Infrastructure Capital Equity Income ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. A fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect.

Infrastructure Capital Equity Income ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Premiums earned by the Fund from its use of options investments are treated as short-term capital gains, and are taxable as ordinary income.

Infrastructure Capital Equity Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.

Infrastructure Capital Equity Income ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. When the Fund borrows money for investment purposes, or when the Fund engages in certain derivative transactions, such as options, the Fund may become leveraged. The loss on a leveraged derivative instruments may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The Fund will segregate liquid assets or otherwise cover transactions that may give rise to leverage to the extent required by the 1940 Act. This requirement limits the amount of leverage the Fund may have at any one time, but it does not eliminate leverage risk. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its borrowing obligations or to meet segregation requirements.

Infrastructure Capital Equity Income ETF | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk. The Fund may enter into short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. If the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. To complete a short sale, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs, and then sell the borrowed security to a buyer in the market. The Fund will cover its short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Covering such short positions on a discretionary basis may not mitigate short sales risk. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

Infrastructure Capital Equity Income ETF | Investments In Companies With Business Related To Commodities Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Companies with Business Related to Commodities. Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.
Infrastructure Capital Equity Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Infrastructure Capital Equity Income ETF | Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Infrastructure Capital Equity Income ETF | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk. The Fund may invest in the securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Infrastructure Capital Equity Income ETF | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. Preferred stock market values may change based on changes in interest rates.

Infrastructure Capital Equity Income ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Infrastructure Capital Equity Income ETF | Real Estate Investment Trust (“REIT”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. REITs may also be adversely affected by failure to qualify as REIT under the Code, poor management, environmental problems, property tax increases or changes in federal, state or local regulation.

Infrastructure Capital Equity Income ETF | Utilities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Risk. Utilities companies include companies that produce or distribute gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital markets’ ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.

Infrastructure Capital Equity Income ETF | Pipelines/MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pipelines/MLP Risk. Investments in securities of Master Limited Partnership (“MLPs”) involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLP interests may not be as liquid as other more commonly traded equity securities.

Infrastructure Capital Equity Income ETF | Foreign Investments And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

Infrastructure Capital Equity Income ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR.

Infrastructure Capital Equity Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. A high portfolio turnover rate has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Infrastructure Capital Equity Income ETF | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.

Infrastructure Capital Equity Income ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Infrastructure Capital Equity Income ETF | High Yield Debt Securities (“Junk” Bond) Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Debt Securities (“Junk” Bond) Risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Infrastructure Capital Equity Income ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Infrastructure Capital Equity Income ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including changes in interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political (including geopolitical) events, governmental actions, tariff and trade disruptions, and the fluctuation of other stock markets around the world.

Infrastructure Capital Equity Income ETF | Equity-Linked Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity-Linked Notes Risk. When the Fund invests in ELNs, it receives cash but limits its opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Infrastructure Capital Equity Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Infrastructure Capital Equity Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Infrastructure Capital Small Cap Income ETF | Dividend-Paying Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend-Paying Investments Risk. The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest without consideration of a company’s track record of paying dividends. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Infrastructure Capital Small Cap Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Infrastructure Capital Small Cap Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Small Cap Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Infrastructure Capital Small Cap Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Small Cap Income ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Small Cap Income ETF | ETF Risks, Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. This may lead to the widening of bid/ask spreads quoted throughout the day.

Infrastructure Capital Small Cap Income ETF | ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Infrastructure Capital Small Cap Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure may result in greater volatility of the Fund's NAV per share. If the Adviser is incorrect about their expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. The Fund may enter into total return swaps, among other instruments, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset. Such swap arrangements are OTC derivatives that may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.
Rule 18f-4 under the 1940 Act regulates a fund’s use of derivative investments and certain financing transactions. Among other conditions, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program.

Infrastructure Capital Small Cap Income ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. A fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect.

Infrastructure Capital Small Cap Income ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Premiums earned by the Fund from its use of options investments are treated as short-term capital gains, and are taxable as ordinary income.

Infrastructure Capital Small Cap Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.

Infrastructure Capital Small Cap Income ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. When the Fund borrows money for investment purposes, or when the Fund engages in certain derivative transactions, such as options, the Fund may become leveraged. The loss on a leveraged derivative instruments may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its borrowing obligations or to meet segregation requirements.

Infrastructure Capital Small Cap Income ETF | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk. The Fund may enter into short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. If the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. To complete a short sale, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs, and then sell the borrowed security to a buyer in the market. The Fund will cover its short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Covering such short positions on a discretionary basis may not mitigate short sales risk. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

Infrastructure Capital Small Cap Income ETF | Investments In Companies With Business Related To Commodities Member
Prospectus [Line Items]
Risk [Text Block]
Investments in Companies with Business Related to Commodities. Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Infrastructure Capital Small Cap Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Infrastructure Capital Small Cap Income ETF | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. Preferred stock market values may change based on changes in interest rates.

Infrastructure Capital Small Cap Income ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Infrastructure Capital Small Cap Income ETF | Real Estate Investment Trust (“REIT”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. REITs may also be adversely affected by failure to qualify as REIT under the Code, poor management, environmental problems, property tax increases or changes in federal, state or local regulation.

Infrastructure Capital Small Cap Income ETF | Utilities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Risk. Utilities companies include companies that produce or distribute gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital markets’ ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.

Infrastructure Capital Small Cap Income ETF | Pipelines/MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pipelines/MLP Risk. Investments in securities of Master Limited Partnership (“MLPs”) involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLP interests may not be as liquid as other more commonly traded equity securities.

Infrastructure Capital Small Cap Income ETF | Foreign Investments And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

Infrastructure Capital Small Cap Income ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR.

Infrastructure Capital Small Cap Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. A high portfolio turnover rate (portfolio turnover in excess of 100% of the average value of the Fund’s portfolio) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Infrastructure Capital Small Cap Income ETF | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.

Infrastructure Capital Small Cap Income ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Infrastructure Capital Small Cap Income ETF | High Yield Debt Securities (“Junk” Bond) Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Debt Securities (“Junk” Bond) Risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Infrastructure Capital Small Cap Income ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Infrastructure Capital Small Cap Income ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including changes in interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political (including geopolitical) events, governmental actions, tariff and trade disruptions, and the fluctuation of other stock markets around the world.

Infrastructure Capital Small Cap Income ETF | Equity-Linked Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity-Linked Notes Risk. When the Fund invests in ELNs, it receives cash but limits its opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Infrastructure Capital Small Cap Income ETF | Small Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small Cap Companies Risk. The Fund’s investments in securities of Small Cap companies may be more volatile than funds that invest in larger, more established companies. The securities of Small Cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small Cap companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Infrastructure Capital Small Cap Income ETF | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk. The prices of securities the Adviser believes are undervalued may not appreciate as anticipated or may go down, the valuations may never improve or returns on value equity securities may be less than returns on other styles of investing or the overall stock market.

Infrastructure Capital Small Cap Income ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk. The risk of owning other investment companies, including ETFs, generally reflects the risks of owning underlying investments the other investment company holds. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company.

Infrastructure Capital Small Cap Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Infrastructure Capital Small Cap Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Infrastructure Capital Bond Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Infrastructure Capital Bond Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.

Infrastructure Capital Bond Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Infrastructure Capital Bond Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Bond Income ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
Infrastructure Capital Bond Income ETF | ETF Risks, Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Infrastructure Capital Bond Income ETF | ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Infrastructure Capital Bond Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure may result in greater volatility of the Fund's NAV per share. If the Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. The Fund may enter into total return swaps, among other instruments, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset. Such swap arrangements are over-the-counter (OTC) derivatives that may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Infrastructure Capital Bond Income ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. A fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect.

Infrastructure Capital Bond Income ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Premiums earned by the Fund from its use of options investments are treated as short-term capital gains, and are taxable as ordinary income.

Infrastructure Capital Bond Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.

Infrastructure Capital Bond Income ETF | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk. The Fund may enter into short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. If the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. To complete a short sale, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs, and then sell the borrowed security to a buyer in the market. The Fund will cover its short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Covering such short positions on a discretionary basis may not mitigate short sales risk. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

Infrastructure Capital Bond Income ETF | Investments In Companies With Business Related To Commodities Member
Prospectus [Line Items]
Risk [Text Block]	Investments in Companies with Business Related to Commodities. Investments in securities of companies involved in mining or related precious metals industries, and the value of companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.
Infrastructure Capital Bond Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Infrastructure Capital Bond Income ETF | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. Preferred stock market values may change based on changes in interest rates.

Infrastructure Capital Bond Income ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Infrastructure Capital Bond Income ETF | Utilities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Risk. Utilities companies include companies that produce or distribute gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital markets’ ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.

Infrastructure Capital Bond Income ETF | Pipelines/MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pipelines/MLP Risk. Investments in securities of Master Limited Partnership (“MLPs”) involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLP interests may not be as liquid as other more commonly traded equity securities.

Infrastructure Capital Bond Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. A high portfolio turnover rate (portfolio turnover in excess of 100% of the average value of the Fund’s portfolio) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Infrastructure Capital Bond Income ETF | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.

Infrastructure Capital Bond Income ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Infrastructure Capital Bond Income ETF | High Yield Debt Securities (“Junk” Bond) Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Debt Securities (“Junk” Bond) Risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Infrastructure Capital Bond Income ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Infrastructure Capital Bond Income ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Infrastructure Capital Bond Income ETF | Equity-Linked Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity-Linked Notes Risk. When the Fund invests in ELNs, it receives cash but limits its opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Infrastructure Capital Bond Income ETF | Small Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small Cap Companies Risk. The Fund’s investments in securities of Small Cap companies may be more volatile than funds that invest in larger, more established companies. The securities of Small Cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small Cap companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Infrastructure Capital Bond Income ETF | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk. The prices of securities the Adviser believes are undervalued may not appreciate as anticipated or may go down, the valuations may never improve or returns on value equity securities may be less than returns on other styles of investing or the overall stock market.

Infrastructure Capital Bond Income ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk. The risk of owning other investment companies, including ETFs, generally reflects the risks of owning underlying investments the other investment company holds. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company.

Infrastructure Capital Bond Income ETF | Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
Infrastructure Capital Bond Income ETF | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Infrastructure Capital Bond Income ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Infrastructure Capital Bond Income ETF | Zero-Coupon Bond RIsk Member
Prospectus [Line Items]
Risk [Text Block]
Zero-Coupon Bond Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. Because zero coupon securities pay no interest until maturity, their prices may fluctuate more than other types of securities with the same maturity in the secondary market.

Infrastructure Capital Bond Income ETF | Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.

Infrastructure Capital Bond Income ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Infrastructure Capital Bond Income ETF | Rule 144A Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Infrastructure Capital Bond Income ETF | Floating Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Floating Rate Risk. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

Infrastructure Capital Bond Income ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs also subject it to management and tax risks.

Infrastructure Capital Bond Income ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk. The Adviser seeks to pursue the Fund’s investment objective by using, among other techniques, models that incorporate quantitative analysis. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and issues in the construction and implementation of the models (including, but not limited to, software issues and other technological issues). There is no guarantee that the Adviser’s use of these models will result in effective investment decisions for the Fund.

Infrastructure Capital Bond Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Infrastructure Capital Bond Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.